Significant Accounting Policies - Additional Information (Details) - USD ($)			3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 01, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Number of warrants exercised		0	0	0		0
Federal depository insurance coverage amount			$ 250,000			$ 250,000
Issuance costs related to warrant liabilities			0	$ 378,361	$ 0	378,413
Units sold				25,000
Accrued interest and penalties related to unrecognized tax liabilities		$ 0	0		0	0
Cash, cash equivalents and other investments held in Trust Account			$ 345,065,339			$ 345,030,739
Redemption percentage of public shares of common stock if business combination not completed			100.00%			100.00%
Number of days to redeem public shares of common stock if business combination not completed			10 days			10 days
Dissolution expenses, maximum allowed			$ 100,000			$ 100,000
Going concern description			If the Company does not complete its Business Combination by March 1, 2023, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the common stock sold as part of the units in the Public Offering, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of franchise and income taxes payable and less up to $100,000 of such net interest which may be distributed to the Company to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.			If the Company does not complete its Business Combination by March 1, 2023, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the common stock sold as part of the units in the Public Offering, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of franchise and income taxes payable and less up to $100,000 of such net interest which may be distributed to the Company to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Current liabilities		$ 1,200	$ 15,403,610		$ 1,200	$ 19,501,774
Working capital			14,438,600			18,094,276
IPO
Significant Accounting Policies [Line Items]
Offering costs			19,405,785			19,405,785
Underwriters fee			18,975,000			18,975,000
Issuance costs related to warrant liabilities			$ 378,413			$ 378,413
Units sold	34,500,000
IPO | Class A Common Stock
Significant Accounting Policies [Line Items]
Units sold	34,500,000		34,500,000			34,500,000
Common Stock
Significant Accounting Policies [Line Items]
Public and private warrants to purchase shares	7,279,166
Share price	$ 11.5
Warrants
Significant Accounting Policies [Line Items]
Potential common shares for outstanding warrants to purchase stock were excluded from diluted earnings			7,279,166			7,279,166